Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue
Premiums earned, net	$ 18,049	$ 2,794	$ 19,174	$ 6,221	$ 12,464	$ 23,807
Investment income	19	139	55	419	523	1,898
Other revenue	10,030	4,785	26,145	9,768	22,077	27,050
Total revenue	28,098	7,718	45,374	16,408	35,064	52,755
Costs and expenses
Losses and loss adjustment expenses	22,640	2,366	34,903	7,771	21,208	30,758
Policy servicing expense and other	5,055	4,056	9,498	8,684	16,813	16,297
Sales, marketing and other acquisition costs	25,926	(300)	73,220	3,588	5,483	23,954
Research and development	3,118	2,173	6,768	4,836	8,211	9,055
Amortization of capitalized software	2,701	2,799	5,352	5,496	11,188	10,648
Other operating expenses	16,738	3,965	25,327	9,214	16,981	18,896
Total costs and expenses	76,178	15,059	155,068	39,589	79,884	109,608
Loss from operations	(48,080)	(7,341)	(109,694)	(23,181)	(44,820)	(56,853)
Impairment on digital asset	66		66
Other income:
Interest expense	98	1,201	15,974	1,940	6,067	247
Increase (decrease) in fair value of stock warrant liability	(6,984)	356	19,153	666	69,294	92
Total other expense	(6,820)	1,557	35,193	2,606	75,361	339
Net loss before taxes	(41,260)	(8,898)	(144,887)	(25,787)	(120,181)	(57,192)
Income tax provision/(benefit)					(84)	37
Net loss after taxes	$ (41,260)	$ (8,898)	$ (144,887)	$ (25,787)	$ (120,097)	$ (57,229)
Net loss per share, basic and diluted (in Dollars per share)	$ (0.33)	$ (1.00)	$ (1.43)	$ (2.90)	$ (13.51)	$ (6.74)
Weighted-average shares used in computing basic and diluted net loss per share (in Shares)	126,693,218	8,886,421	101,236,461	8,878,928	8,890,631	8,489,372
Insu acquisition corp. II [Member]
Costs and expenses
Loss from operations					$ (578,277)	$ (976)
Interest income on marketable securities held in Trust Account					7,184
Formation and operating costs					578,277	976
Transaction costs allocable to warrant liabilities					(820,852)
Other income (loss)					(15,058,699)
Other income:
Increase (decrease) in fair value of stock warrant liability					(14,245,031)
Net loss before taxes					(15,636,976)	(976)
Net loss after taxes					$ (15,636,976)	$ (976)
Weighted average number of shares outstanding of Class A common stock (in Shares)					23,540,000
Basic and diluted net loss per share, Class A common stock (in Dollars per share)					$ (0.51)
Weighted average number of shares outstanding of Class B common stock (in Shares)					7,160,875	6,846,667
Basic and diluted net loss per common share, Class B common stock (in Dollars per share)					$ (0.51)	$ 0.00